Schedule of Investments (unaudited)	iShares® U.S. Transportation ETF
January 31, 2022	(Formerly iShares® Transportation Average ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 30.0%
Air Transport Services Group Inc.(a)	137,387	$3,688,841
Atlas Air Worldwide Holdings Inc.(a)(b)	64,079	5,147,466
CH Robinson Worldwide Inc.	308,560	32,290,804
Expeditors International of Washington Inc.	402,130	46,035,842
FedEx Corp.	300,621	73,910,679
Forward Air Corp.	63,991	6,802,243
GXO Logistics Inc.(a)(b)	234,039	19,006,307
Hub Group Inc., Class A(a)	80,636	6,105,758
United Parcel Service Inc., Class B	1,361,522	275,313,364
		468,301,304
Airlines — 15.0%
Alaska Air Group Inc.(a)	297,448	16,282,305
Allegiant Travel Co.(a)	36,068	6,443,909
American Airlines Group Inc.(a)(b)	1,537,052	25,315,247
Blade Air Mobility Inc.(a)(b)	108,772	664,597
Delta Air Lines Inc.(a)	1,519,245	60,298,834
Frontier Group Holdings Inc.(a)(b)	71,940	940,975
Hawaiian Holdings Inc.(a)	121,565	2,078,762
JetBlue Airways Corp.(a)(b)	754,934	11,044,684
Joby Aviation Inc.(a)(b)	631,154	2,619,289
SkyWest Inc.(a)	119,594	4,562,511
Southwest Airlines Co.(a)	1,405,086	62,891,649
Spirit Airlines Inc.(a)	257,326	5,524,789
Sun Country Airlines Holdings Inc.(a)(b)	73,769	1,960,780
United Airlines Holdings Inc.(a)	768,648	32,959,626
Wheels Up Experience Inc.(a)(b)	419,999	1,604,396
		235,192,353
Marine — 1.4%
Eagle Bulk Shipping Inc.	32,258	1,445,804
Genco Shipping & Trading Ltd.	84,669	1,317,450
Kirby Corp.(a)(b)	142,692	9,300,664
Matson Inc.	99,770	9,743,538
		21,807,456
Road & Rail — 53.5%
AMERCO	23,276	14,173,920
ArcBest Corp.	60,689	5,367,335
Avis Budget Group Inc.(a)(b)	95,139	16,761,589
CSX Corp.	4,141,524	141,722,951
Daseke Inc.(a)	140,914	1,575,419
Heartland Express Inc.	110,021	1,645,914
JB Hunt Transport Services Inc.	199,425	38,397,290
Security	Shares	Value

Road & Rail (continued)
Knight-Swift Transportation Holdings Inc.	393,941	22,289,182
Landstar System Inc.	90,458	14,473,280
Lyft Inc., Class A(a)(b)	701,663	27,028,059
Marten Transport Ltd.	141,755	2,365,891
Norfolk Southern Corp.	256,821	69,852,744
Old Dominion Freight Line Inc.	206,213	62,261,891
Ryder System Inc.	127,458	9,328,651
Saia Inc.(a)	62,515	17,771,764
Schneider National Inc., Class B	83,109	2,127,590
TuSimple Holdings Inc., Class A(a)(b)	80,764	1,515,133
Uber Technologies Inc.(a)	1,895,853	70,904,902
Union Pacific Corp.	1,200,407	293,559,532
Werner Enterprises Inc.	144,479	6,442,319
XPO Logistics Inc.(a)	234,179	15,495,624
Yellow Corp.(a)	80,350	838,854
		835,899,834

Total Common Stocks — 99.9%
(Cost: $1,575,032,404)		1,561,200,947

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	46,573,685	46,587,657
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	1,920,000	1,920,000
		48,507,657
Total Short-Term Investments — 3.1%
(Cost: $48,505,642)		48,507,657

Total Investments in Securities — 103.0%
(Cost: $1,623,538,046)		1,609,708,604

Other Assets, Less Liabilities — (3.0)%		(47,156,358)

Net Assets — 100.0%		$1,562,552,246

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Transportation ETF
January 31, 2022	(Formerly iShares® Transportation Average ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,174,329	$34,416,027	(a)	$—		$5,406	$(8,105)	$46,587,657	46,573,685	$32,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,370,000	—		(2,450,000	)(a)	—	—	1,920,000	1,920,000	94		—
						$5,406	$(8,105)	$48,507,657		$32,398		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAI Industrial Index	13	03/18/22	$1,317	$(38,169)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Transportation ETF
January 31, 2022	(Formerly iShares® Transportation Average ETF)

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,561,200,947	$—	$—	$1,561,200,947
Money Market Funds	48,507,657	—	—	48,507,657
	$1,609,708,604	$—	$—	$1,609,708,604
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(38,169)	$—	$—	$(38,169)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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